LOANS PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 6 – LOANS PAYABLE

The components of loans payable as of March 31,2024 and December 31,2023 were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	March 31, 2024	December 31, 2023
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	N/A	100,000	100,000
February 9, 2023	$10,000	Due on demand	N/A	10,000	10,000
March 1, 2023	$50,000	Due on demand	N/A	50,000	50,000
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	25,000
May 19, 2023	$4,000	Due on demand	N/A	4,000	4,000
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	40,000
July 12, 2023	$4,150	Due on demand	N/A	4,150	4,150
July 17, 2023	$50,000	Due on demand	N/A	50,000	50,000
October 6, 2023	$10,000	October 6, 2024	7%	10,000	10,000
December 6, 2023	$1,000	Due on demand	N/A	2,000	1,000
December 26, 2023	$100,000	April 18, 2024	N/A	100,000	100,000
February 9,2024	$1,000	Due on demand	N/A	1,000	-

Total loans payable				$424,150	$422,150
Less: Unamortized debt discount				(3,948)	(23,904)
				420,202	398,246
Less: Current portion				420,202	398,246
Long-term portion				$-	$-

During the three months ended March 31,2024 and 2023, the Company borrowed $2,000 and $160,000 non-secured loans, free interest, due on demand.

On December 26,2023, the Company entered into a promissory note agreement with an investor for the principal amount of $100,000, received the amount of $75,000 in cash, non-secured, free interest with maturity date of April 18, 2024. The Company recognized a debt discount of $25,000. The debt discount is being amortized over the life of the note using the effective interest method.

As of March 31,2024, and December 31,2023, five loans with unpaid balance of $93,000 and $93,000 are in default and the Company recognized applicable penalty related to two loans of $917 and $1,229, respectively.

During the three months ended March 31,2024 and 2023, the Company recognized interest and default penalty of $1,798 and $699 and amortization debt discount of $19,956 and $0, respectively.

As of March 31,2024, and December 31,2023, the Company had loans payable of $424,150 and $422,150, accrued interest of $15,883 and $14,085 and amortization debt discount of $3,948 and $23,904, respectively.

NOTE 6 – LOANS PAYABLE

The components of loans payable as of December 31,2023 and December 31,2022 were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	December 31, 2023	December 31, 2022
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	N/A	100,000	-
February 9, 2023	$10,000	Due on demand	N/A	10,000	-
March 1, 2023	$50,000	Due on demand	N/A	50,000	-
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	-
May 19, 2023	$4,000	Due on demand	N/A	4,000	-
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	-
July 12, 2023	$4,150	Due on demand	N/A	4,150
July 17, 2023	$50,000	Due on demand	N/A	50,000	-
October 6, 2023	$10,000	October 6, 2024	7%	10,000	-
December 6, 2023	$1,000	Due on demand	N/A	1,000	-
December 26, 2023	$100,000	April 18, 2024	0%	100,000	-

Total loans payable				$422,150	$28,000
Less: Unamortized debt discount				(23,904)	-
				398,246	28,000
Less: Current portion				398,246	28,000
Long-term portion				$-	$-

During the years ended December 31,2023 and 2022, the Company borrowed $394,150 and $40,500 and repaid $0 and $12,500, respectively.

As of December 31,2023, five loans with unpaid balance of $93,000 are in default and the Company recorded applicable 5% penalty of $1,229.

On December 26,2023, the Company entered into a promissory note agreement with an investor for the principal amount of $100,000, received the amount of $75,000 in cash, free of interest with maturity date of April 18, 2024. The Company recognized a debt discount of $25,000. The debt discount is being amortized over the life of the note using the effective interest method.

During the years ended December 31,2023 and 2022, the Company recorded interest of $12,779 and $1,306, amortization of debt discounts of $1,096 and $0 respectively.

As of December 31,2023, and December 31,2022, the Company had loans payable of $422,150 and $28,000, accrued interest of $14,085 and $1,306 and amortization debt discount of $23,904 and $0, respectively.